UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
					  [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Pin Oak Investment Advisors, Inc.
Address:	4545 Post Oak Place
		Suite 310
		Houston, Texas  77027

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   October 28, 2002

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		 0

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total:  $73,374

List of Other Included Managers:         NONE


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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/10 Berkshire Hthwy           COM              084670108     2069      280 SH       SOLE                      280
AOL Time Warner                COM              00184A105      553    47243 SH       SOLE                    47243
Abbott Labs                    COM              002824100     1111    27507 SH       SOLE                    27507
American Express               COM              025816109     1868    59900 SH       SOLE                    59900
American Intl Group            COM              026874107     2000    36571 SH       SOLE                    36571
Amern Pwr Convers              COM              029066107      134    14000 SH       SOLE                    14000
Amsouth Bancorp                COM              032165102      354    17060 SH       SOLE                    17060
Anheuser Busch                 COM              035229103      604    11940 SH       SOLE                    11940
Applied Materials              COM              038222105     1470   127276 SH       SOLE                   127276
Auto Data Processing           COM              053015103     1678    48250 SH       SOLE                    48250
Bank of America                COM              060505104     1816    28465 SH       SOLE                    28465
Berkshire Hathaway             COM              084670207     2218      900 SH       SOLE                      900
Boeing                         COM              097023105     1113    32600 SH       SOLE                    32600
Bristol Myers Squibb           COM              110122108     1071    45020 SH       SOLE                    45020
ChevronTexaco                  COM              166764100      270     3898 SH       SOLE                     3898
Cisco Systems Inc              COM              17275R102      994    94862 SH       SOLE                    94862
Citigroup                      COM              172967101     1586    53500 SH       SOLE                    53500
Coca Cola                      COM              191216100     2703    56366 SH       SOLE                    56366
Colgate-Palmolive              COM              194162103      933    17300 SH       SOLE                    17300
Crescent Real Est              COM              225756105      270    17200 SH       SOLE                    17200
Dell Computer Corp             COM              247025109     1557    66214 SH       SOLE                    66214
Disney, Walt Hldg Co           COM              254687106      640    42268 SH       SOLE                    42268
EMC Corp                       COM              268648102      250    54625 SH       SOLE                    54625
Exxon Mobil Corp               COM              30231G102     2873    90069 SH       SOLE                    90069
First Data Corp                COM              319963104     1457    52124 SH       SOLE                    52124
GATX Corporation               COM              361448103      857    43300 SH       SOLE                    43300
General Electric               COM              369604103     2423    98297 SH       SOLE                    98297
Gillette                       COM              375766102     1783    60221 SH       SOLE                    60221
Grey Wolf Inc                  COM              397888108       40    11000 SH       SOLE                    11000
Hewlett-Packard Co             COM              428236103      119    10182 SH       SOLE                    10182
Home Depot Inc                 COM              437076102     1960    75082 SH       SOLE                    75082
Intel                          COM              458140100     1826   131432 SH       SOLE                   131432
Intl Business Mach             COM              459200101     1355    23200 SH       SOLE                    23200
JP Morgan Chase                COM              616880100      287    15093 SH       SOLE                    15093
Johnson & Johnson              COM              478160104     3027    55979 SH       SOLE                    55979
Kraft Foods Inc                COM              50075N104     2178    59750 SH       SOLE                    59750
Merck                          COM              589331107     2075    45401 SH       SOLE                    45401
Microsoft Corp                 COM              594918104     1188    27150 SH       SOLE                    27150
Motorola Inc                   COM              620076109      216    21240 SH       SOLE                    21240
Pepsico                        COM              713448108     2589    70070 SH       SOLE                    70070
Pfizer                         COM              717081103     2909   100250 SH       SOLE                   100250
Philip Morris                  COM              718154107      524    13510 SH       SOLE                    13510
Procter & Gamble Co            COM              742718109     2911    32573 SH       SOLE                    32573
Qualcomm Inc                   COM              747525103      962    34817 SH       SOLE                    34817
Southwest Airlines             COM              844741108      152    11625 SH       SOLE                    11625
Southwest Bancorp              COM              84476R109     1519    41724 SH       SOLE                    41724
Texas Instruments              COM              882508104      565    38260 SH       SOLE                    38260
Tyco Intl Ltd New              COM              902124106      512    36304 SH       SOLE                    36304
Walmart                        COM              931142103     3007    61062 SH       SOLE                    61062
Washington Mutual              COM              939322103     2280    72435 SH       SOLE                    72435
Weingarten Realty              COM              948741103      501    13700 SH       SOLE                    13700
BP PLC ADR                     SPONS.ADR        055622104     1417    35526 SH       SOLE                    35526
Nokia Corp ADR                 SPONS.ADR        654902204      742    55990 SH       SOLE                    55990
Royal Dutch Pet                SPONS.ADR        780257804     1858    46258 SH       SOLE                    46258